Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Operating Activities:
Net Income (Loss)	$ (337,386)	$ (117,641)
Adjustments to reconcile net income(loss) to cash used in operating activities:
Gain on Sale of Property and Equipment	8,709
Depreciation and Amortization	38,022	97,545
Accretion of Debt Discount	0
Imputed interest	24,519	43,308
Gain on Derivative Liability	410,319
Changes in operating assets and liabilities
Accounts Receivable	12,238	(17,813)
Prepaid & Other Current Assets	36,500
Inventory	1,523,740	467,818
Accounts Payable and Accrued Liabilities	734,550	410,007
Client Deposits	1,044,589	(877,135)
Net Cash Used in Operating Activities	3,495,800	(37,219)
Investing Activities
Proceeds from Sale of Property and Equipment	8,709
Purchase of Property and Equipment		(1,699)
Net Cash Provided by (Used in) Investing Activities	8,709	(1,699)
Financing Activities
Bank Overdraft	0	15,830
Repayment on Note Payable	129,714	87,977
Repayment on Line of Credit	22,307	21,361
Repayment on Capital Leases	(37,422)	(87,943)
Proceeds from Related Parties	312,401	207,630
Repayment to Related Parties		(10,000)
Capital Distribution		(11,000)
Proceeds From Notes Payable
Net Cash Provided by Financing Activities	501,844	5,179
Net Increase(Decrease) in Cash	4,006,353	(33,739)
Cash, Beginning of Period	10,541	33,739
Cash, End of Period	120,908
Cash Paid during the period for:
Income Taxes
Interest	24,519	43,308
Non-cash investing and financing activities
Stock Issued for Acquisitions
Liabilities Assumed in Recapitalization
Common Shares Issued Upon Conversion of Promissory Notes
Convertible Notes Issued to Settle Accounts Payable	$ 152,000